General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2020
General And Administrative Expenses [Line Items]
Disclosure Of General And Administrative Expense Explanatory

Note 7 General and administrative expenses

	For the year ended
USD million	31.12.20	31.12.19	31.12.18
Occupancy	412	381	914
Rent and maintenance of IT and other equipment	813	718	654
Communication and market data services	615	627	638
Administration	565	551	590
of which: UK and German bank levies[1]	55	41	58
Marketing and public relations[2]	293	317	366
Travel and entertainment	169	378	425
Professional fees	675	882	1,015
Outsourcing of IT and other services	1,028	1,158	1,427
Litigation, regulatory and similar matters[3]	197	165	657
Other	117	111	110
Total general and administrative expenses	4,885	5,288	6,797
1 The UK bank levy expenses of USD 38 million (USD 30 million for 2019 and USD 40 million for 2018) included a credit of USD 27 million (USD 31 million for 2019 and USD 45 million for 2018) related to prior years. 2 Includes charitable donations. 3 Reflects the net increase in provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 18 for more information. Also includes recoveries from third parties of USD 3 million in 2020 (USD 11 million in 2019 and USD 29 million in 2018).

UBS AG
General And Administrative Expenses [Line Items]
Disclosure Of General And Administrative Expense Explanatory

Note 7 General and administrative expenses

	For the year ended
USD million	31.12.20	31.12.19	31.12.18
Occupancy	362	342	852
Rent and maintenance of IT and other equipment	346	339	326
Communication and market data services	505	517	520
Administration	5,499	5,176	5,383
of which: shared services costs charged by UBS Group AG or its subsidiaries	4,939	4,621	4,803
of which: UK and German bank levies[1]	55	41	58
Marketing and public relations[2]	225	233	277
Travel and entertainment	132	325	367
Professional fees	592	782	870
Outsourcing of IT and other services	522	610	729
Litigation, regulatory and similar matters[3]	197	165	657
Other	108	97	95
Total general and administrative expenses	8,486	8,586	10,075
1 The UK bank levy expenses of USD 38 million (USD 30 million for 2019 and USD 40 million for 2018) included a credit of USD 27 million (USD 31 million for 2019 and USD 45 million for 2018) related to prior years. 2 Includes charitable donations. 3 Reflects the net increase in provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 18 for more information. Also includes recoveries from third parties of USD 3 million in 2020 (USD 11 million in 2019 and USD 29 million in 2018).